Federal Home Loan Bank Advances - Summary of Federal Home Loan Bank Advances (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount		$ 30,000,000
Federal Home Loan Bank Advances [Member] | Federal Home Loan Bank Advances with 2.53 Interest Rate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount		20,000,000
Interest Rate	2.53%
Final Maturity	Jan. 09, 2018
Federal Home Loan Bank Advances [Member] | Federal Home Loan Bank Advances with 1.6 Interest Rate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount		$ 10,000,000
Interest Rate	1.60%
Final Maturity	Jan. 05, 2018